Equity	12 Months Ended
Mar. 31, 2016
Equity
Equity

15. Equity:

The Japanese Company Law (the “Company Law”) provides that an amount equal to 10% of cash dividends from retained earnings by the Company and its Japanese subsidiaries must be appropriated as a legal reserve. No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

The amount of statutory retained earnings of the Company available for dividend payments to shareholders was ¥185,289 million and ¥166,429 million for the years ended March 31, 2015 and 2016, respectively. In accordance with customary practice in Japan, the appropriations are not accrued in the financial statements for the period to which they relate, but are recorded in the subsequent accounting period. Retained earnings for the year ended March 31, 2016 includes amounts representing final cash dividends of ¥11,864 million, ¥40 per share.

Repurchased treasury stock is not entitled to a dividend under the Company Law. NIDEC resolved to repurchase its own shares at several meetings of its Board of Directors during the years ended March 31, 2015 and 2016. In accordance with the resolution, NIDEC repurchased 1,530,000 shares of treasury stock for the aggregate cost of ¥12,013 million during the year ended March 31, 2016.   NIDEC owned 36 shares, or ¥0 million and 1,541,210 shares, or ¥12,111 million of treasury stock repurchased for the years ended March 31, 2015 and 2016, which were restricted regarding the payment of cash dividend.

On October 1, 2013, NIDEC made the Nidec Copal Corporation (“NCPL”) a wholly owned subsidiary through a share exchange transaction. NIDEC allocated 4,856,764 shares of its common stock held in treasury to holders of NCPL stock in connection with the share exchange transaction. As a result of the share exchange transaction, NIDEC’s equity interest in NCPL increased from 66.5% to 100%.

On October 1, 2013, NIDEC made the Nidec Tosok Corporation (“NTSC”) a wholly owned subsidiary through a share exchange transaction. NIDEC allocated 2,624,000 shares of its common stock held in treasury to holders of NTSC stock in connection with the share exchange transaction. As a result of the share exchange transaction, NIDEC’s equity interest in NTSC increased from 72.3% to 100%.

On October 1, 2014, NIDEC made the Nidec Copal Electronics Corporation (“NCEL”) a wholly owned subsidiary through a share exchange transaction. NIDEC allocated 3,160,575 shares of its common stock held in treasury to holders of NCEL stock in connection with the share exchange transaction. As a result of the share exchange transaction, NIDEC’s equity interest in NCEL increased from 65.4% to 100%.

On October 1, 2014, NIDEC made the Nidec-Read Corporation (“NRCJ”) a wholly owned subsidiary through a share exchange transaction. NIDEC allocated 1,421,498 shares of its common stock held in treasury to holders of NRCJ stock in connection with the share exchange transaction. As a result of the share exchange transaction, NIDEC’s equity interest in NRCJ increased from 65.5% to 100%.

NIDEC implemented a two-for-one stock split on NIDEC’s common stock as of April 1, 2014.

Retained earnings relating to equity in undistributed earnings reflect ¥168 million, ¥155 million and ¥167 million of accumulated deficit of the companies accounted for by the equity method for the years ended March 31, 2014, 2015 and 2016.

The changes in accumulated other comprehensive income (loss) by component are as follows:

	Yen in Millions
	Foreign currency translation adjustments	Net unrealized gains (losses) from securities	Net gains (losses) from derivative instruments	Pension liability adjustments	Total
For the year ended March 31, 2015:
Balance at March 31, 2014	54,540	4,185	(24)	(323)	58,378
Other comprehensive income (loss) before reclassifications	76,856	3,245	(1,065)	(2,461)	76,575
Amounts reclassified from accumulated other comprehensive income (loss)	(64)	(18)	17	(60)	(125)

Net change during the current period other comprehensive income (loss)	76,792	3,227	(1,048)	(2,521)	76,450

Balance at March 31, 2015	131,332	7,412	(1,072)	(2,844)	134,828

	Yen in Millions
	Foreign currency translation adjustments	Net unrealized gains (losses) from securities	Net gains (losses) from derivative instruments	Pension liability adjustments	Total
For the year ended March 31, 2016:
Balance at March 31, 2015	131,332	7,412	(1,072)	(2,844)	134,828
Other comprehensive income (loss) before reclassifications	(53,941)	(3,059)	(1,210)	(1,017)	(59,227)
Amounts reclassified from accumulated other comprehensive income (loss)	233	(655)	1,536	14	1,128

Net change during the current period other comprehensive income (loss)	(53,708)	(3,714)	326	(1,003)	(58,099)

Balance at March 31, 2016	77,624	3,698	(746)	(3,847)	76,729

Reclassification out of accumulated other comprehensive income (loss) are as follows:

Yen in Millions
	Amount Reclassified from Accumulated other comprehensive income (loss) *1	Affected line items in consolidated statement of income
For the year ended March 31, 2015:
Foreign currency translation adjustments	(64)	Other, net, Selling,general and administrative expenses
	—	Income taxes

	(64)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(64)	Net income attributable to Nidec Corporation

Net unrealized gains (losses) from securities	(26)	Gain from marketable securities, net
	8	Income taxes

	(18)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(18)	Net income attributable to Nidec Corporation

Net gains (losses) from derivative instruments	28	Cost of products sold, Interest expense
	(11)	Income taxes

	17	Consolidated net income
	—	Net income attributable to noncontrolling interests

	17	Net income attributable to Nidec Corporation

Pension liability adjustments	(114)	*2
	41	Income taxes

	(73)	Consolidated net income
	13	Net income attributable to noncontrolling interests

	(60)	Net income attributable to Nidec Corporation

Total amount reclassified, net of tax and noncontrolling interests	(125)

*1 Amounts in parentheses indicate gains in consolidated statement of income.

*2 This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost.

Yen in Millions
	Amount Reclassified from Accumulated other comprehensive income (loss) *1	Affected line items in consolidated statement of income
For the year ended March 31, 2016:
Foreign currency translation adjustments	233	Other, net, Selling,general and administrative expenses
	—	Income taxes

	233	Consolidated net income
	—	Net income attributable to noncontrolling interests

	233	Net income attributable to Nidec Corporation

Net unrealized gains (losses) from securities	(942)	Gain from marketable securities, net
	287	Income taxes

	(655)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(655)	Net income attributable to Nidec Corporation

Net gains (losses) from derivative instruments	2,480	Cost of products sold, Interest expense
	(944)	Income taxes

	1,536	Consolidated net income
	—	Net income attributable to noncontrolling interests

	1,536	Net income attributable to Nidec Corporation

Pension liability adjustments	44	*2
	(8)	Income taxes

	36	Consolidated net income
	(22)	Net income attributable to noncontrolling interests

	14	Net income attributable to Nidec Corporation

Total amount reclassified, net of tax and noncontrolling interests	1,128

*1 Amounts in parentheses indicate gains in consolidated statement of income.

*2 This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost.

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount

For the year ended March 31, 2014:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥43,429	¥—	¥43,429
Reclassification adjustments for gains and losses realized in net income	—	—	—
Net unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	4,567	(1,440)	3,127
Reclassification adjustments for gains and losses realized in net income	(230)	83	(147)
Net gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(397)	153	(244)
Reclassification adjustments for gains and losses realized in net income	(37)	15	(22)
Pension liability adjustment:
Actuarial gains (losses) arising during period	1,072	(378)	694
Prior service cost arising during period	74	(14)	60
Reclassification adjustments for actuarial gains and losses realized in net income	119	(35)	84
Reclassification adjustments for prior service credit and cost realized in net income	(157)	57	(100)

Other comprehensive income (loss)	¥48,440	¥(1,559)	¥46,881

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount

For the year ended March 31, 2015:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥77,817	¥—	¥77,817
Reclassification adjustments for gains and losses realized in net income	(64)	—	(64)
Net unrealized gains (losses) from securities:
Unrealized holding gains (losses)arising during period	5,035	(1,774)	3,261
Reclassification adjustments for gains and losses realized in net income	(26)	8	(18)
Net gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(1,719)	654	(1,065)
Reclassification adjustments for gains and losses realized in net income	28	(11)	17
Pension liability adjustment:
Actuarial gains (losses) arising during period	(4,193)	1,526	(2,667)
Prior service cost arising during period	226	(20)	206
Reclassification adjustments for actuarial gains and losses realized in net income	93	(26)	67
Reclassification adjustments for prior service credit and cost realized in net income	(207)	67	(140)

Other comprehensive income (loss)	¥76,990	¥424	¥77,414

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2016:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(54,724)	¥—	¥(54,724)
Reclassification adjustments for gains and losses realized in net income	233	—	233
Net unrealized gains (losses) from securities:
Unrealized holding gains (losses) arising during period	(4,612)	1,553	(3,059)
Reclassification adjustments for gains and losses realized in net income	(942)	287	(655)
Net gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains (losses) arising during period	(1,945)	735	(1,210)
Reclassification adjustments for gains and losses realized in net income	2,480	(944)	1,536
Pension liability adjustment:
Actuarial gains (losses) arising during period	(1,446)	429	(1,017)
Reclassification adjustments for actuarial gains and losses realized in net income	214	(60)	154
Reclassification adjustments for prior service credit and cost realized in net income	(170)	52	(118)

Other comprehensive income (loss)	¥(60,912)	¥2,052	¥(58,860)